CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Share capital [Member]	Additional paid-in capital [Member]	Contributed surplus [Member]	Retained earnings [Member]	Accumulated other comprehensive loss [Member]	Accumulated other comprehensive loss - associated companies [Member]	Total
Balance at Dec. 31, 2008	$ 72,744	$ 2,194	$ 496,922	$ 84,798	$ (90,064)	$ (49,244)	$ 517,370
Balance (in shares) at Dec. 31, 2008	72,743,737
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued	6,381	57,915					64,296
Shares issued (in shares)	6,381,263
Transfer from additional paid-in capital to contributed surplus		(2,194)	2,194				0
Employee stock options issued		1,392					1,392
Amortization of deferred equity contributions			7,443				7,443
Loss on hedging financial instruments reclassified into earnings							0
Fair value adjustments to hedging financial instruments					41,248	15,829	57,077
Fair value adjustments to available for sale securities							0
Other comprehensive (loss)/ income					100		100
Net income				192,598			192,598
Dividends declared				(90,928)			(90,928)
Balance at Dec. 31, 2009	79,125	59,307	506,559	186,468	(48,716)	(33,415)	749,328
Balance (in shares) at Dec. 31, 2009	79,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Employee stock options issued		954					954
Amortization of deferred equity contributions			25,584				25,584
Loss on hedging financial instruments reclassified into earnings					14,629		14,629
Fair value adjustments to hedging financial instruments					(9,858)	(11,396)	(21,254)
Fair value adjustments to available for sale securities							0
Other comprehensive (loss)/ income					(5)		(5)
Net income				165,712			165,712
Dividends declared				(106,028)			(106,028)
Balance at Dec. 31, 2010	79,125	60,261	532,143	246,152	(43,950)	(44,811)	828,920
Balance (in shares) at Dec. 31, 2010	79,125,000						79,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Employee stock options issued		1,409					1,409
Amortization of deferred equity contributions			16,211				16,211
Loss on hedging financial instruments reclassified into earnings					1,756		1,756
Fair value adjustments to hedging financial instruments					(19,467)	20,074	607
Fair value adjustments to available for sale securities					(327)		(327)
Other comprehensive (loss)/ income					(16)		(16)
Net income				131,175			131,175
Dividends declared				(122,644)			(122,644)
Balance at Dec. 31, 2011	$ 79,125	$ 61,670	$ 548,354	$ 254,683	$ (62,004)	$ (24,737)	$ 857,091
Balance (in shares) at Dec. 31, 2011	79,125,000						79,125,000